Consolidated and Combined Carve-Out Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Cash flows provided by operating activities:
Net income	$ 27,392	$ 15,064	$ 745
Adjustments to reconcile net income to cash provided by operating activities:
Depreciation	34,322	23,768	21,181
Amortization of contract intangibles / liabilities	(1,518)	(1,518)	(1,518)
Amortization of deferred revenue	(1,170)	(427)	(427)
Amortization of deferred debt issuance cost	3,021	1,741	982
Income tax expense	15	2,827	1,261
Income taxes paid	(731)
Unrealized (gain) loss on derivative instruments	3,910	(1,770)	549
Unrealized (gain) loss on foreign currency transactions	(136)	32	579
Other items	(16)		1
Changes in operating assets and liabilities
Decrease (increase) in trade accounts receivable		99	(6)
Decrease (increase) in amounts due from related parties	(49)	(77)
Decrease (increase) in inventories	58	197	(71)
Decrease (increase) in other current assets	(172)	2,555	(1,609)
Increase (decrease) in trade accounts payable	337	662	(334)
Increase (decrease) in accrued expenses	(2,092)	771	(342)
Increase (decrease) prepaid revenue	793	101	(1,684)
Increase (decrease) in amounts due to related parties	(4,625)	109
Increase (decrease) in other liabilities		26
Net cash provided by operating activities (Note 20)	59,339	44,160	19,307
Cash flows from investing activities:
Disposals (additions) to vessel and equipment	6	215	(52)
Net cash used in investing activities	(121,946)	(55,468)	(52)
Cash flows from financing activities:
Proceeds from issuance of long-term debt (Note 16)	377,813	45,422
Proceeds from issuance of long-term debt from related parties (Note 16 and 18)	12,000	10,453
Repayment of long-term debt (Note 16)	(420,196)	(142,873)	(28,083)
Repayment of long-term debt from related parties	(10,612)
Accumulated interest from related party	263
Payments of debt issuance cost	(5,004)	(1,098)
Changes in payables to owners and affiliates (Note 20)			3,491
Changes in payables to related parties		(15,174)
Contributions from/distribution to owner, net (Note 20)		11,623	3,414
Proceeds from public offerings, net of underwriters' discount	147,023	168,313
Cash distributed to KNOT	(40,481)	(21,954)
Offering cost	(340)	(2,201)
Cash distribution	(36,637)	(13,163)
Change in restricted cash	458	(458)	22
Net cash provided by (used in) financing activities	64,768	38,890	(21,156)
Effect of exchange rate changes on cash	(251)	(33)	(1)
Net increase (decrease) in cash and cash equivalents	1,910	27,549	(1,902)
Cash and cash equivalents at the beginning of the year	28,836	1,287	3,189
Cash and cash equivalents at the end of the year	30,746	28,836	1,287
Carmen Knutsen [Member]
Cash flows from investing activities:
Payments for acquisition, net of cash required		(55,683)
Hilda Knutsen And Torill Knutsen [Member]
Cash flows from investing activities:
Payments for acquisition, net of cash required	(105,296)
Dan Cisne [Member]
Cash flows from investing activities:
Payments for acquisition, net of cash required	$ (16,656)